Summary of Significant Accounting Policies and Practices (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies and Practices [Abstract]
Schedule of Gains or Losses Resulting form Foreign Currency Transactions	Gains or losses resulting from foreign currency transactions are included in statements of income.
	Six months ended June 30,
	2025	2026
Average rate US$1: HK$	7.7924	7.8241
Average rate US$1: RMB	7.1875	6.8624

	As of,
	December 31, 2025	June 30, 2026
Year-end/period-end spot rate US$1: HK$	7.7821	7.8431
Year-end/period-end spot rate US$1: RMB	6.9931	6.7851

Schedule of Depreciates Property and Equipment

The Company depreciates property and equipment using the straight-line method as follows:

Leasehold improvement	Over the shorter of the lease term or estimated useful life
Office equipment	5 years
Furniture and fixture	5 years